Loans and Allowance for Loan Losses (Details 4) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012 N	Dec. 31, 2011 N
Number of Contracts	12	13
Pre-Modification Outstanding Recorded Investment	$ 2,606	$ 2,476
Post Modification Oustanding Recorded Investment	2,596	2,476
TDRs subsequently defaulted, number of contracts	5	11
TDRs subsequently defaulted, recorded investment	321	2,048
Agricultural
Number of Contracts	1
Pre-Modification Outstanding Recorded Investment	72
Post Modification Oustanding Recorded Investment	72
TDRs subsequently defaulted, number of contracts	1
TDRs subsequently defaulted, recorded investment	72
Commercial and Industrial
Number of Contracts	2	1
Pre-Modification Outstanding Recorded Investment	159	48
Post Modification Oustanding Recorded Investment	149	48
TDRs subsequently defaulted, number of contracts	2	1
TDRs subsequently defaulted, recorded investment	149	48
Consumer
Number of Contracts	1
Pre-Modification Outstanding Recorded Investment	32
Post Modification Oustanding Recorded Investment	32
TDRs subsequently defaulted, number of contracts	1
TDRs subsequently defaulted, recorded investment	32
Commercial Real Estate
Number of Contracts	5	7
Pre-Modification Outstanding Recorded Investment	1,990	1,789
Post Modification Oustanding Recorded Investment	1,990	1,789
TDRs subsequently defaulted, number of contracts	1	3
TDRs subsequently defaulted, recorded investment	68	1,135
Residential Real Estate
Number of Contracts	3	5
Pre-Modification Outstanding Recorded Investment	353	639
Post Modification Oustanding Recorded Investment	353	639
TDRs subsequently defaulted, number of contracts		7
TDRs subsequently defaulted, recorded investment		$ 865